Lease (Details) - Schedule of Operating Lease Terms and Discount Rates	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (in years)	2 years 2 months 19 days	1 year 3 months 3 days
Weighted average discount rate	4.75%	4.75%